Organization and Business Operations - Additional Information (Detail) - Segment		12 Months Ended
	Apr. 25, 2006	Dec. 31, 2015	Jul. 10, 2014
Schedule of Equity Method Investments [Line Items]
Sole owner of Trust interest of the company	100.00%
Number of businesses/operating segments owned		7
FOX
Schedule of Equity Method Investments [Line Items]
Non-controlling interest percent		41.00%	41.00%